Operating Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Income [Abstract]
Schedule of Other Income
Other income consisted of the following:

Other income	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
CIR tax credit	8,125	6,020	5,282
Other operating income	1,992	968	223
Government grants and subsidies	5	5	5
TOTAL	10,122	6,993	5,510